Income Taxes	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]

18. Income Taxes

Net income before income taxes as generated as follows:

	2025	2024

Domestic - Canada	$5,707	$10,615
Foreign - outside of Canada	(4,095)	22,070
	$1,612	$32,685

Income tax expense is comprised of the following:

	2025	2024
Current tax expense:
Domestic - Canada	$2,043	$2,037
Foreign - outside of Canada	2,190	1,918
	$4,233	$3,955

Deferred tax expense:
Domestic - Canada	$375	$2,230
Foreign - outside of Canada	-	-
	375	2,230
	$4,608	$6,185

The actual income tax provision differs from the expected amount calculated by applying the Canadian combined federal and provincial corporate tax rates to income before tax. A reconciliation of income taxes at the statutory rate with the reported taxes is as follows:

	For the year ended March 31,
	2025	2024
Income for the year before tax	$1,612	$32,685
Federal income tax rate	27%	27%
Income tax expense based on statutory rate	$435	$8,825

Increase (decrease) resulting from:
Permanent differences	2,394	3,159
Foreign exchange	(272)	318
Prior year adjustments	606	6,400
Change in valuation allowance	(5,834)	(13,587)
Other	(1,516)	341
Effect of tax rate in foreign jurisdictions	8,795	729
Tax expense	$4,608	$6,185

The significant components of the Company's deferred tax assets and liabilities are as follows:

	2025	2024
Deferred tax assets (liabilities)
Share issue costs	$868	$1,335
Allowable capital losses	40	123
Non-capital losses	21,735	15,027
Property & equipment	2,033	9,867
Lease liability	1,454	1,774
Goodwill	292	510
Investments	-	1,201
Deferred tax assets	$26,422	$29,837
Valuation allowance	(16,387)	(23,700)
Net deferred tax asset	10,035	6,137
	2025	2024
Deferred tax assets (liabilities)
Property & equipment	$(9,584)	$(5,654)
Energy tax receivable	(494)	(494)
Digital currencies	(203)	(210)
Debt with accretion	(127)	(450)
Right of use asset	(1,305)	(1,744)
Lease liability	(1,180)	-
Derivative asset	(351)	-
Deferred tax liabilities	$(13,244)	$(8,552)
Deferred tax assets	10,035	6,137
Net deferred tax liability	(3,209)	(2,415)

A valuation allowance has been taken against the Foreign deferred tax assets of $3,676. A valuation allowance has been taken against the Canadian deferred tax assets of $12,911.

As at March 31, 2025, the Company has Canadian federal and provincial non-capital loss carryforwards of $73,491 (March 31, 2024 - $46,701). The Canadian non-capital loss carryforwards expire between 2038 and 2045.  As at March 31, 2025, the Company has foreign non-capital loss carryforwards of $10,545 (March 31, 2024 - $10,360). The Foreign non-capital loss carryforwards expire between 2025 and 2032.

Uncertain tax positions

Various foreign jurisdictions have, and may continue to adopt laws, regulations or directives that affect a digital asset network, the digital asset markets, and their users, particularly digital asset exchanges and service providers that fall within such jurisdictions' regulatory scope.  For example, if China or other foreign jurisdictions were to ban or continue to otherwise restrict mining activity, including by regulating or limiting manufacturers' ability to produce or sell semiconductors or hard drives in connection with mining, it would have a material adverse effect on digital asset networks, the digital asset market, and as a result, impact our business.

A number of foreign jurisdictions have recently taken regulatory action aimed at digital asset activities.  China has made transacting in digital currencies illegal for Chinese citizens in mainland China, and additional restrictions may follow.  As recently as September 2021, China's central bank has further restricted digital asset-related activities, stating that activity by overseas digital asset exchanges, and services offering trading, order matching, and token issuance and derivatives, constitute illegal activity.  Both China and South Korea have banned initial coin offerings entirely and regulators in other jurisdictions, including Canada, Singapore, and Hong Kong, have opined that initial coin offerings may constitute securities offerings subject to local securities regulations.  In September 2021, the Chinese government announced issued a complete ban that restricts digital currencies trading and mining activities, citing concerns about high energy consumption and its desire to promote financial stability.  Regulators in the Inner Mongolia and other regions of China have proposed regulations that would create penalties for companies engaged in digital currency mining activities and introduce heightened energy saving requirements on industrial parks, data centers and power plants providing electricity to digital currency miners.  The effect of the China ban was a movement of those miners and their hashrates out of China and into other countries.  The United Kingdom's Financial Conduct Authority published final rules in October 2020 banning the sale of derivatives and exchange traded notes that reference certain types of digital currencies, contending that they are "ill-suited" to retail investors citing extreme volatility, valuation challenges and association with financial crime.

Foreign laws, regulations or directives may conflict with those of the jurisdiction we operate in and may negatively impact the acceptance of one or more digital assets by users, merchants and service providers and may therefore impede the growth or sustainability of the digital asset economy in the European Union, China, Japan, Russia and the

United States and globally, or otherwise negatively affect the value of digital assets that we invest in.  The effect of any future regulatory change on our business or the digital assets that we invest in is impossible to predict, but such change could be substantial and adverse to our investment and trading strategies, the value of our assets and our investment value.